Research and Development Expenses, Net - Schedule of Research and Development Expenses, Net (Details) - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses, Net [Line Items]
Salaries and related expenses		$ 4,926	$ 8,257
Share-based compensation		(144)	493
Materials		1,530	2,258
Subcontractors and consultants		800	1,375
Depreciation		121	289
Cost for registration of patents		78	140
Others		983	1,681
Total		8,294	14,493
Less participation of the IIA		17	(222)
Total research and development expenses, net		$ 8,311	$ 14,271